Note 17 - Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

NOTE 17 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2013 and 2012 are as follows:

	2013		2012
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$22,407	$22,407	$49,912	$49,912	1
Securities, including Federal Home Loan Bank stock	201,974	201,974	182,502	182,502	2
Certificates of deposit	2,739	2,739	2,490	2,490
Loans held for sale	424	424	2,957	2,957	3
Net loans	291,299	292,257	297,528	297,879	3
Mortgage servicing rights	1,398	1,398	931	931	3

	$520,241	$521,199	$536,320	$536,671

	2013		2012
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$172,349	$172,956	$185,650	$187,436	3
Non-maturity	295,651	295,651	285,549	285,549	1
Other borrowings	12,101	13,036	22,557	24,947	3
Junior subordinated deferrable interest debentures	10,300	10,294	10,300	10,367	3

	$490,401	$491,937	$504,056	$508,299

The above summary does not include accrued interest receivable and cash surrender value of life insurance which are also considered financial instruments. The estimated fair value of such items is considered to be their carrying amounts, and would be considered level 1 inputs.

There are also unrecognized financial instruments at December 31, 2013 and 2012 which relate to commitments to extend credit and letters of credit. The contract amount of such financial instruments amounts to $76,322,000 at December 31, 2013 and $85,643,000 at December 31, 2012. Such amounts are also considered to be the estimated fair values.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments shown above:

Cash and cash equivalents:

Fair value is determined to be the carrying amount for these items (which include cash on hand, due from banks, and federal funds sold) because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities:

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities would typically include government bonds and exchange traded equities. If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy. The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2013 and 2012.

Certificates of deposit:

Carrying value of certificates of deposit estimates fair value.

Loans:

Fair value for loans was estimated for portfolios of loans with similar financial characteristics. For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value. For fixed rate loans the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans. Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows.

Mortgage servicing rights:

The fair value for mortgage servicing rights is determined based on an analysis of the portfolio by an independent third party.

Deposit liabilities:

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand. The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities. The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other financial instruments:

The fair value of commitments to extend credit and letters of credit is determined to be the contract amount, since these financial instruments generally represent commitments at existing rates. The fair value of other borrowings is determined based on a discounted cash flow analysis using current interest rates. The fair value of the junior subordinated deferrable interest debentures is determined based on quoted market prices of similar instruments.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect these estimates.